Label	Element	Value
GMO Global Asset Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Global Asset Allocation Series Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO consisting of 65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2020, the Fund’s portfolio turnover rate (excluding short-term investments) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The information in this table and in the Example below reflects the expenses of both the Fund and GMO Global Asset Allocation Fund (“GAAF”), the underlying fund in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table and all amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests substantially all of its assets in Class III shares of GMO Global Asset Allocation Fund (“GAAF”), a series of GMO Trust not offered in this Prospectus. GAAF invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies are substantially similar to those of GAAF. Except as otherwise indicated, references to the Fund may also refer to GAAF, and references to actions undertaken or investments held by the Fund may also refer to those by GAAF. GMO serves as investment adviser for both the Fund and GAAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds (collectively, the “underlying GMO Funds”), which may include GMO Funds that invest in equities (collectively, the “GMO Equity Funds”), GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Funds that are intended to complement other GMO strategies (collectively, the “GMO Implementation Funds”), and GMO alternative funds (collectively, the “GMO Alternative Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.

The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)) or maturity, and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The Fund may invest in securities of companies of any market capitalization.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying GMO Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund’s net assets in the Equity Funds. The factors GMO considers and investment methods GMO uses can change over time.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Because the Fund invests substantially all of its assets in Class III shares of GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GAAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GAAF.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties in obtaining and enforcing legal judgments) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities, and often are more volatile than the economies of developed countries.

•

Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GAAF and the underlying funds (including underlying GMO Funds) in which GAAF invests, including the risk that GAAF and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying funds in which GAAF invests, the increase in fees and expenses of an underlying fund or a reallocation of GAAF’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

•

Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•

Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). The Fund commenced operations on July 31, 2012. Returns prior to the date the Fund commenced operations are those of GAAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and GAAF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.71% (3Q2010) Lowest Quarter: -7.45% (2Q2010) Year-to-Date (as of 3/31/20): -16.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Global Asset Allocation Series Fund | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.60%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.41%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.79%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.66%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[1]
GMO Global Asset Allocation Series Fund | Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Inception	rr_AverageAnnualReturnSinceInception	5.22%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO Global Asset Allocation Series Fund | GMO Global Asset Allocation Index (Fund benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.31%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.23%	[3]
Inception	rr_AverageAnnualReturnSinceInception	5.77%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[3]
GMO Global Asset Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[4],[5]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5],[6]
Administration fee	rr_Component2OtherExpensesOverAssets	0.05%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[5]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5],[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,107
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	286
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	497
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,107
Annual Return 2010	rr_AnnualReturn2010	7.05%
Annual Return 2011	rr_AnnualReturn2011	1.35%
Annual Return 2012	rr_AnnualReturn2012	9.77%
Annual Return 2013	rr_AnnualReturn2013	11.93%
Annual Return 2014	rr_AnnualReturn2014	0.99%
Annual Return 2015	rr_AnnualReturn2015	(4.60%)
Annual Return 2016	rr_AnnualReturn2016	5.19%
Annual Return 2017	rr_AnnualReturn2017	15.12%
Annual Return 2018	rr_AnnualReturn2018	(7.48%)
Annual Return 2019	rr_AnnualReturn2019	17.15%
1 Year	rr_AverageAnnualReturnYear01	17.15%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Inception	rr_AverageAnnualReturnSinceInception	6.69%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO Global Asset Allocation Series Fund | Class R4 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Inception	rr_AverageAnnualReturnSinceInception	4.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO Global Asset Allocation Series Fund | Class R4 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Inception	rr_AverageAnnualReturnSinceInception	4.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO Global Asset Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[4],[5]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[5],[6]
Administration fee	rr_Component2OtherExpensesOverAssets	0.05%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%	[5]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5],[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	929
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	239
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 929
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Inception	rr_AverageAnnualReturnSinceInception	6.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO Global Asset Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[4],[5]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[5],[6]
Administration fee	rr_Component2OtherExpensesOverAssets	0.05%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%	[5]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5],[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.64%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	809
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	207
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	361
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 809
1 Year	rr_AverageAnnualReturnYear01	17.46%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Inception	rr_AverageAnnualReturnSinceInception	6.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO Global Asset Allocation Series Fund | Class PS
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[4],[5]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[5],[6]
Administration fee	rr_Component2OtherExpensesOverAssets	0.20%	[5],[9]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%	[5]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5],[8],[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.69%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	980
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	244
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 980
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Inception	rr_AverageAnnualReturnSinceInception	6.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	GAAF commenced operations on June 28, 1996 with two classes of shares-Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in GAAF's principal investment strategies, effective June 30, 2002.
[3]	This benchmark provides a performance comparison that tracks changes in the Fund's benchmark over time. See "Fund Benchmarks and Comparative Indices" for the time periods covered by each index included in the composite benchmark.
[4]	Neither the Fund nor GAAF charges a management fee or shareholder service fee, but each indirectly bears the management fees and class-specific shareholder service fees of the underlying funds in which GAAF invests.
[5]	The information in this table and in the Example below reflects the expenses of both the Fund and GMO Global Asset Allocation Fund ("GAAF"), the underlying fund in which the Fund invests.
[6]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.
[7]	These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.55%, 0.02%, and 0.02%, respectively.
[8]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[9]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.